26. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum operating lease payments
2019	$528
2020	463
2021	284
2022	84
2023	84
Thereafter	1,266
$2,709